Related Parties' Transactions And Balances (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule Of Related Parties Transactions And Balances

Transactions:	Year ended December 31,
	2019	2018	2017
Income -
Sales to related-party companies (*)	$183,012	$181,566	$179,867
Participation in expenses	$2,576	$2,580	$2,625
Cost and expenses -
Supplies from related parties (**)	$13,467	$8,188	$16,900

Balances:	December 31,
	2019	2018
Trade receivables and other receivables (*)	$73,076	$103,035
Trade payables and advances (**)	$23,518	$33,868

The sales to the Company’s related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)	A significant portion of the sales and balances include sales of helmet mounted cueing systems purchased from the Company by a 50%-owned subsidiary of ESA.
(**)
Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli subsidiary.